United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/17

Date of Reporting Period: Quarter ended 07/31/17

Item 1.	Schedule of Investments

Federated Muni and Stock Advantage Fund
Portfolio of Investments
July 31, 2017 (unaudited)
Shares or Principal Amount		Value
	COMMON STOCKS—46.2%
	Consumer Discretionary—4.1%
122,448	CBS Corp., Class B	$8,060,753
68,148	Choice Hotels International, Inc.	4,405,769
54,114	DR Horton, Inc.	1,931,329
109,459	Goodyear Tire & Rubber Co.	3,449,053
48,896	Home Depot, Inc.	7,314,842
395,215	Honda Motor Co. Ltd., ADR	11,073,924
49,493	Lowe's Cos., Inc.	3,830,758
23,945	McDonald's Corp.	3,714,827
105,370	MDC Holdings, Inc.	3,613,137
151,856	PulteGroup, Inc.	3,708,324
77,887	Time Warner, Inc.	7,977,187
55,069	TJX Cos., Inc.	3,871,901
	TOTAL	62,951,804
	Consumer Staples—3.4%
287,219	ConAgra Foods, Inc.	9,834,379
28,429	Costco Wholesale Corp.	4,506,281
48,721	CVS Health Corp.	3,894,269
75,699	Smucker (J.M.) Co.	9,227,708
50,682	Spectrum Brands Holdings, Inc.	5,850,730
50,377	Tyson Foods, Inc., Class A	3,191,887
141,952	Wal-Mart Stores, Inc.	11,354,740
49,339	Walgreens Boots Alliance, Inc.	3,980,177
	TOTAL	51,840,171
	Energy—3.6%
142,357	BP PLC, ADR	5,002,425
263,627	Eni SpA, ADR	8,325,341
103,206	Exxon Mobil Corp.	8,260,608
68,692	Helmerich & Payne, Inc.	3,477,189
131,117	Oceaneering International, Inc.	3,363,151
298,051	PBF Energy, Inc., Class A	6,786,621
77,821	Targa Resources Investments, Inc.	3,611,673
237,822	TOTAL SA, ADR	12,050,441
54,636	Valero Energy Corp.	3,768,245
	TOTAL	54,645,694
	Financials—10.1%
80,912	Aflac, Inc.	6,452,732
81,112	Allstate Corp.	7,381,192
56,706	American International Group, Inc.	3,711,408
545,674	Bank of America Corp.	13,161,657
108,263	BB&T Corp.	5,123,005
21,490	Chubb Ltd.	3,147,425
196,673	Citigroup, Inc.	13,462,267
47,962	Comerica, Inc.	3,468,132
56,707	Discover Financial Services	3,455,725
140,061	East West Bancorp, Inc.	7,980,676

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Financials—continued
15,342	Goldman Sachs Group, Inc.	$3,457,013
121,244	Hartford Financial Services Group, Inc.	6,668,420
142,970	JPMorgan Chase & Co.	13,124,646
137,378	Lazard Ltd., Class A	6,416,926
29,420	M & T Bank Corp.	4,799,873
275,211	Morgan Stanley	12,907,396
278,579	Old Republic International Corp.	5,465,720
93,901	PNC Financial Services Group	12,094,449
106,423	Progressive Corp.	5,015,716
40,102	Raymond James Financial, Inc.	3,336,085
153,320	Sun Life Financial, Inc.	5,876,756
41,231	Travelers Cos., Inc.	5,281,279
80,686	Zions Bancorporation	3,656,689
	TOTAL	155,445,187
	Health Care—6.1%
138,307	AbbVie, Inc.	9,669,042
53,252	Aetna, Inc.	8,217,316
33,142	Allergan PLC	8,362,721
38,436	AmerisourceBergen Corp.	3,606,065
48,129	Amgen, Inc.	8,398,992
31,819	Anthem, Inc.	5,925,016
23,214	Becton, Dickinson and Co.	4,675,300
30,544	Gilead Sciences, Inc.	2,324,093
150,237	GlaxoSmithKline PLC, ADR	6,087,603
32,748	Johnson & Johnson	4,346,315
128,234	Merck & Co., Inc.	8,191,588
115,188	Pfizer, Inc.	3,819,634
88,187	Quest Diagnostics, Inc.	9,551,534
66,400	Teva Pharmaceutical Industries, SP ADR	2,136,088
43,801	UnitedHealth Group, Inc.	8,401,470
	TOTAL	93,712,777
	Industrials—5.3%
224,343	Allison Transmission Holdings, Inc.	8,480,166
97,761	Caterpillar, Inc.	11,139,866
66,091	Deere & Co.	8,478,154
199,519	Delta Air Lines, Inc.	9,848,258
108,625	Eaton Corp. PLC	8,499,906
45,573	Ingersoll-Rand PLC	4,004,955
76,629	ManpowerGroup, Inc.	8,210,797
207,068	Masco Corp.	7,895,503
70,204	Norfolk Southern Corp.	7,903,566
95,301	Waste Management, Inc.	7,161,870
	TOTAL	81,623,041
	IT Services—8.2%
61,039	Apple, Inc.	9,078,330
315,282	Applied Materials, Inc.	13,970,145
155,982	Cisco Systems, Inc.	4,905,634
124,657	Corning, Inc.	3,632,505
130,591	DXC Technology Co.	10,235,723

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	IT Services—continued
90,269	Harris Corp.	$10,333,092
342,520	Hewlett Packard Enterprise Co.	5,997,525
144,588	Intel Corp.	5,128,536
169,211	Jabil, Inc.	5,160,936
60,814	KLA-Tencor Corp.	5,633,201
74,424	Lam Research Corp.	11,867,651
112,211	Maxim Integrated Products, Inc.	5,098,868
86,251	Motorola Solutions, Inc.	7,821,241
169,323	Seagate Technology	5,580,886
197,019	Texas Instruments, Inc.	16,033,406
189,462	Xerox Corp.	5,810,800
	TOTAL	126,288,479
	Materials—2.2%
43,678	Albemarle Corp.	5,057,912
190,594	CRH PLC, ADR	6,684,132
60,814	Dow Chemical Co.	3,906,691
431,530	Lundin Mining Corp.	3,104,729
82,869	Nucor Corp.	4,779,055
25,566	Randgold Resources Ltd., ADR	2,376,104
183,407	Rio Tinto PLC, ADR	8,689,824
	TOTAL	34,598,447
	Telecommunication Services—1.3%
329,997	AT&T, Inc.	12,869,883
147,606	CenturyLink, Inc.	3,434,791
79,442	Verizon Communications, Inc.	3,844,993
	TOTAL	20,149,667
	Utilities—1.9%
44,814	American Electric Power Co., Inc.	3,161,180
41,466	Dominion Resources, Inc.	3,200,346
27,292	DTE Energy Co.	2,921,881
45,493	Duke Energy Corp.	3,872,364
56,634	Exelon Corp.	2,171,348
20,823	NextEra Energy, Inc.	3,042,032
58,374	Public Service Enterprises Group, Inc.	2,625,079
24,502	Sempra Energy	2,768,971
54,308	Southern Co.	2,602,982
75,948	Xcel Energy, Inc.	3,593,100
	TOTAL	29,959,283
	TOTAL COMMON STOCKS (IDENTIFIED COST $633,262,378)	711,214,550
	MUNICIPAL BONDS—50.2%
	Alabama—0.3%
$2,000,000	Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 5.75% (United States Treasury PRF 10/1/2020@100), 10/1/2030	2,286,940
700,000	Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 6.00% (United States Treasury PRF 10/1/2020@100), 10/1/2040	805,854
2,000,000	Selma, AL IDB, (International Paper Co.), Revenue Bonds (Series 2011A), 5.375%, 12/1/2035	2,227,540
	TOTAL	5,320,334
	Alaska—0.2%
3,225,000	Valdez, AK Marine Terminal, (BP PLC), Revenue Refunding Bonds (Series 2003B), 5.00%, 1/1/2021	3,580,169

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Arizona—0.8%
$3,000,000		Arizona Board of Regents, (Arizona State University), System Revenue & Refunding Bonds (Series 2015A Green Bonds), 5.00%, 7/1/2024	$3,655,470
665,000	[1,2]	Maricopa County, AZ, IDA, (Paradise Schools), Revenue Refunding Bonds, 5.00%, 7/1/2036	685,236
3,000,000		Phoenix, AZ IDA, (Great Heart Academies), Education Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2034	3,224,610
3,990,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2008A), 5.00% (United States Treasury PRF 1/1/2018@100), 1/1/2038	4,058,867
		TOTAL	11,624,183
		California—4.0%
2,000,000	[3]	Bay Area Toll Authority, CA San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2006C-1), 1.72% TOBs (Bay Area Toll Authority, CA), Mandatory Tender 5/1/2023	2,014,300
2,500,000	[3]	Bay Area Toll Authority, CA San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A), 2.07% TOBs (Bay Area Toll Authority, CA), Mandatory Tender 4/1/2027	2,530,850
2,000,000		California Health Facilities Financing Authority, (Providence Health & Services), Revenue Bonds (Series 2014B), 5.00%, 10/1/2044	2,243,800
500,000	[1,2]	California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2034	541,235
1,500,000	[1,2]	California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	1,615,125
1,135,000	[1,2]	California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.00%, 7/1/2045	1,222,509
2,000,000		California State, School Facilities UT GO Bonds, 5.00%, 11/1/2031	2,349,520
3,000,000		California State, UT GO Bonds, 5.00% (United States Treasury PRF 11/1/2017@100), 11/1/2022	3,031,800
5,000,000	[3]	California State, UT GO Bonds (Index Floating Rate Bonds Series 2013D), 1.557%, 12/1/2017	5,003,700
2,500,000		California State, Various Purpose Refunding GO Bonds, 5.00%, 2/1/2038	2,860,625
2,500,000		California State, Various Purpose UT GO Bonds (Series 2013), 5.00%, 10/1/2022	2,966,225
1,125,000	[1,2]	California Statewide CDA, (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.25%, 11/1/2044	1,155,251
2,000,000		California Statewide CDA, (Sutter Health), Revenue Refunding Bonds (Series 2011D), 5.25%, 8/15/2031	2,290,300
2,935,000		Chula Vista, CA Municipal Finance Authority, Special Tax Revenue Refunding Bonds (Series 2013), 5.50%, 9/1/2028	3,412,759
500,000		Corona-Norco USDT Community Facilities District No. 98-1, CA, 2013 Special Tax Refunding Bonds, 5.00%, 9/1/2032	558,160
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013A), 5.75%, 1/15/2046	3,448,020
5,500,000		Golden State Tobacco Securitization Corp., CA, (California State), Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2015A), 5.00%, 6/1/2040	6,320,545
265,000		Irvine, CA Reassessment District No. 13-1, LO Improvement Bonds, 5.00%, 9/2/2021	297,810
1,740,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 6.125% (Citigroup, Inc. GTD), 11/1/2029	2,195,723
3,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 6.00%, 5/1/2039	3,259,740
2,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), 5.00%, 3/1/2031	2,209,760
1,000,000		Trustees of the California State University, Systemwide Revenue Bonds (Series 2014A), 5.00%, 11/1/2039	1,164,800
3,550,000		Trustees of the California State University, Systemwide Revenue Bonds (Series 2015A), 5.00%, 11/1/2030	4,300,541
2,500,000		University of California (The Regents of), General Revenue Bonds (Series 2013AI), 5.00%, 5/15/2032	2,922,875
2,000,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.00%, 5/15/2031	2,319,560
		TOTAL	62,235,533
		Colorado—1.8%
1,500,000	[1,2]	Colorado Educational & Cultural Facilities Authority, (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.00%, 12/15/2035	1,534,935
1,250,000		Colorado Health Facilities Authority, (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.00%, 1/1/2031	1,344,638
250,000		Colorado Health Facilities Authority, (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.00%, 1/1/2037	262,600
3,750,000		Colorado Health Facilities Authority, (Sisters of Charity of Leavenworth Health System), Revenue Bonds (Series 2013A), 5.00%, 1/1/2044	4,159,312
600,000		Colorado Health Facilities Authority, (Total Longterm Care National Obligated Group), Revenue Bonds (Series 2010A), 6.00% (United States Treasury PRF 11/15/2020@100), 11/15/2030	693,696
5,170,000		Colorado Springs, CO Utility System, Utilities System Revenue Bonds (Series 2014A-1), 5.00%, 11/15/2044	5,889,405
500,000		Colorado State Health Facilities Authority Revenue, (Frasier Meadows Manor, Inc.), (Series 2017A), 5.25%, 5/15/2037	531,835
1,160,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.50% (United States Treasury PRF 11/1/2018@100), 11/1/2027	1,225,610
2,475,000		Denver (City & County), CO, (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2013B), 5.00%, 11/15/2043	2,764,179

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Colorado—continued
$2,800,000	E-470 Public Highway Authority, CO, Revenue Bonds (Series 2010C), 5.375%, 9/1/2026	$3,048,248
5,000,000	University of Colorado, Tax-Exempt University Enterprise Revenue Bonds (Series 2013A), 5.00%, 6/1/2032	5,768,300
	TOTAL	27,222,758
	Delaware—0.1%
2,000,000	University of Delaware, Revenue Bonds (Series 2013A), 5.00%, 11/1/2022	2,371,140
	District of Columbia—0.7%
2,000,000	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2010A), 5.00%, 12/1/2019	2,184,900
1,435,000	District of Columbia Revenue, (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.00%, 6/1/2041	1,536,411
500,000	District of Columbia Revenue, (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), 5.00%, 7/1/2037	499,975
1,000,000	District of Columbia Revenue, (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), 5.00%, 7/1/2042	982,480
525,000	District of Columbia, (KIPP DC), Revenue Bonds (Series 2013A), 6.00%, 7/1/2048	606,711
3,100,000	District of Columbia, UT GO Bonds (Series 2016A), 5.00%, 6/1/2027	3,820,378
1,000,000	Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds (Series 2009A), 5.125% (United States Treasury PRF 7/1/2019@100), 7/1/2032	1,077,910
	TOTAL	10,708,765
	Florida—2.6%
1,135,000	Atlantic Beach, FL Health Care Facilities, (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.00%, 11/15/2019	1,214,734
4,225,000	Florida State Board of Education, (Florida State), GO Refunding Bonds (Series 2017A), 5.00%, 1/1/2025	5,199,243
4,930,000	Florida State Board of Education, (Florida State), Public Education Capital Outlay Refunding Bonds (Series 2016A), 5.00%, 6/1/2024	6,034,961
665,000	Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2021	761,844
1,000,000	Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2029	1,139,950
1,250,000	Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012A), 5.00%, 10/1/2029	1,430,862
1,100,000	Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.00% (United States Treasury PRF 10/1/2018@100), 10/1/2023	1,152,008
2,000,000	Miami-Dade County, FL Expressway Authority, Toll System Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2027	2,281,140
1,000,000	Miami-Dade County, FL Expressway Authority, Toll System Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2028	1,136,540
5,215,000	Miami-Dade County, FL Transit System Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2042	5,902,337
4,000,000	Miami-Dade County, FL Water & Sewer, Water & Sewer System Revenue Refunding Bonds (Series 2015), 5.00%, 10/1/2023	4,796,160
1,400,000	Miami-Dade County, FL, (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.75%, 10/1/2030	1,651,678
1,600,000	Miami-Dade County, FL, (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.75%, 10/1/2032	1,879,408
3,435,000	Orange County, FL Tourist Development Tax, Revenue Refunding Bonds (Series 2015), 5.00%, 10/1/2023	4,136,599
335,000	Palm Beach County, FL Health Facilities Authority, (Sinai Residences of Boca Raton), Revenue Bonds (Series 2014A), 7.25%, 6/1/2034	394,744
1,210,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.40%, 5/1/2037	1,210,012
	TOTAL	40,322,220
	Georgia—2.3%
5,000,000	Athens-Clarke County, GA Water & Sewerage, Revenue Bonds (Series 2008), 5.625% (United States Treasury PRF 1/1/2019@100), 1/1/2028	5,328,100
1,000,000	Atlanta, GA Airport General Revenue, Airport General Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2033	1,149,260
1,940,000	Atlanta, GA Development Authority Senior Health Care Facilities, (Georgia Proton Treatment Center), Revenue Bonds (Series 2017A-1), 7.00%, 1/1/2040	2,031,878
3,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.25% (United States Treasury PRF 11/1/2019@100), 11/1/2034	3,349,950
6,000,000	Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.00%, 11/1/2040	6,954,420
1,500,000	DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta, Inc.), RACs (Series 2009), 5.00%, 11/15/2024	1,637,925
4,000,000	Fulton County, GA Development Authority, (Piedmont Healthcare, Inc.), Revenue Bonds (Series 2014A), 5.00%, 7/1/2044	4,438,240
2,500,000	Fulton County, GA Residential Care Facilities, (Lenbrook Square Foundation, Inc.), Retirement Facility Refunding Revenue Bonds (Series 2016), 5.00%, 7/1/2036	2,737,200
6,000,000	Georgia State, GO Refunding Bonds (Series 2016C-1), 5.00%, 7/1/2024	7,377,000
	TOTAL	35,003,973

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Guam—0.2%
$2,565,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625% (United States Treasury PRF 12/1/2019@100), 12/1/2029	$2,837,147
500,000	Guam Power Authority, Revenue Bonds (Series 2012A), 5.00%, 10/1/2034	529,325
	TOTAL	3,366,472
	Hawaii—0.1%
1,250,000	Hawaii State Department of Budget & Finance, (Hawaiian Electric Co., Inc.), Special Purpose Revenue Bonds (Series 2009), 6.50%, 7/1/2039	1,344,800
	Idaho—0.3%
2,000,000	Idaho Health Facilities Authority, (Terraces of Boise) Revenue Bonds (Series 2013A), 7.75%, 10/1/2034	2,136,440
2,020,000	Idaho Health Facilities Authority, (Terraces of Boise) Revenue Bonds (Series 2013A), 8.125%, 10/1/2049	2,179,035
	TOTAL	4,315,475
	Illinois—3.4%
2,000,000	Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2035	2,251,740
2,000,000	Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2036	2,249,240
305,000	Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.00%, 1/1/2041	347,392
80,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), 5.75%, 1/1/2039	90,738
920,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), 5.75% , (United States Treasury PRF 1/1/2021@100), 1/1/2039	1,062,388
1,000,000	Chicago, IL Sales Tax, Revenue Refunding Bonds (Series 2002), 5.00%, 1/1/2027	1,093,790
1,000,000	Chicago, IL Transit Authority, Federal Transit Administration Section 5337 Refunding Revenue Bonds (Series 2017), 5.00%, 6/1/2026	1,182,850
4,000,000	Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2023	4,567,640
1,875,000	Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2024	2,147,156
5,000,000	Chicago, IL, UT GO Refunding Bonds (Series 2017A), 6.00%, 1/1/2038	5,363,850
415,000	DuPage County, IL, (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	414,988
2,070,000	Illinois Finance Authority, (Admiral at the Lake), Revenue Bonds (Series 2010A), 8.00%, 5/15/2046	2,295,050
1,500,000	Illinois Finance Authority, (Depaul University), Revenue Bonds (Series 2016), 5.00%, 10/1/2041	1,707,855
1,000,000	Illinois Finance Authority, (Friendship Village of Schaumburg), Revenue Bonds (Series 2005A), 5.625%, 2/15/2037	1,000,010
5,000,000	Illinois Finance Authority, (Northwestern University), Revenue Bonds (Series 2015), 5.00%, 12/1/2026	6,140,950
2,000,000	Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2014B), 5.00%, 1/1/2039	2,246,740
4,000,000	Illinois State, (Illinois State Sales Tax), Build Illinois Bonds (Series 2016C), 4.00%, 6/15/2025	4,315,360
2,000,000	Illinois State, GO Refunding Bonds (Series 2016), 5.00%, 2/1/2020	2,114,360
775,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2024	807,170
1,500,000	Illinois State, UT GO Bonds (Series 2013A), 5.00%, 4/1/2035	1,542,345
2,950,000	Illinois State, UT GO Bonds (Series June 2013), 5.50%, 7/1/2038	3,133,077
2,610,000	Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2024	2,819,218
1,500,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.50%, 6/15/2050	1,533,825
2,200,000	Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 6.00%, 6/1/2028	2,506,570
	TOTAL	52,934,302
	Indiana—1.2%
2,750,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.25%, 1/1/2034	3,132,635
765,000	Indiana State Finance Authority Hospital Revenue, (Indiana University Health Obligated Group), Hospital Revenue Refunding Bonds (Series 2014A), 5.00%, 12/1/2029	892,717
1,095,000	Indiana State Finance Authority Midwestern Relief, (Ohio Valley Electric Corp.), Midwestern Disaster Relief Revenue Bonds (Series 2012A), 5.00%, 6/1/2032	1,113,527
1,415,000	Indiana State Finance Authority Wastewater Utilities, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2011A), 5.00%, 10/1/2021	1,626,330
1,415,000	Indiana State Finance Authority Wastewater Utilities, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2012A), 5.00%, 10/1/2029	1,606,535
4,000,000	Indiana State Finance Authority Wastewater Utilities, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2014A), 5.00%, 10/1/2039	4,567,680
2,810,000	Indiana University, Student Fee Bonds (Series W-1)/(Green Bonds), 5.00%, 8/1/2026	3,378,800

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—continued
$,2,500,000		Whiting, IN Environmental Facilities, (BP PLC), Revenue Bonds (Series 2009), 5.25%, 1/1/2021	$2,796,000
		TOTAL	19,114,224
		Iowa—0.7%
600,300		Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014A), 2.70%, 11/15/2046	600,300
112,608	[4]	Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014B), 2.00%, 5/15/2056	1,168
840,000		Iowa Finance Authority, (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013), 5.875%, 12/1/2027	870,374
2,470,000		Iowa Finance Authority, (Iowa Fertilizer Co.), Midwestern Disaster Area Revenue Bonds (Series 2013), 5.50%, 12/1/2022	2,524,143
2,000,000		Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), 5.375%, 6/1/2038	1,980,060
2,500,000		Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), 5.50%, 6/1/2042	2,475,075
1,000,000		Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.00%, 12/1/2028	1,166,520
1,000,000		Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.00%, 12/1/2036	1,121,050
		TOTAL	10,738,690
		Kansas—0.5%
2,605,000		Kansas State Development Finance Authority, (Adventist Health (United States Treasury PRF 11/15/2017@100), System/Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2009D), 5.00%, 11/15/2029	2,635,609
5,000,000		Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.00%, 9/1/2044	5,623,550
		TOTAL	8,259,159
		Kentucky—0.6%
2,000,000		Kentucky EDFA , (Miralea), Revenue Bonds (Series 2016A), 5.00%, 5/15/2051	1,942,660
2,000,000		Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds (Series 2013), 6.00%, 7/1/2053	2,263,860
885,000		Louisville & Jefferson County, KY Metropolitan Government, (Catholic Health Initiatives), Revenue Bonds (Series 2012A), 5.00%, 12/1/2035	932,241
3,260,000		Louisville & Jefferson County, KY Metropolitan Government, (Catholic Health Initiatives), Revenue Bonds (Series 2012A), 5.00% , (United States Treasury PRF 6/1/2022@100), 12/1/2035	3,823,948
		TOTAL	8,962,709
		Louisiana—1.6%
1,000,000		Louisiana Stadium and Expo District, Senior Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2030	1,115,420
4,235,000		Louisiana Stadium and Expo District, Senior Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2036	4,681,284
4,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Refunding Bonds (Series 2016A), 5.00%, 6/1/2024	4,727,960
2,000,000		Louisiana State Citizens Property Insurance Corp., Revenue Refunding Bonds (Series 2012), 5.00% (United States Treasury PRF 6/1/2022@100), 6/1/2024	2,351,120
4,660,000		Louisiana State Gas & Fuels Second Lien, Revenue Bonds (Series 2010B), 5.00%, 5/1/2045	5,035,177
6,175,000		St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% TOBs (Valero Energy Corp.), Mandatory Tender 6/1/2022	6,557,726
		TOTAL	24,468,687
		Maine—0.1%
900,000		Maine Health & Higher Educational Facilities Authority, (Maine General Medical Center), Revenue Bonds (Series 2011), 6.75%, 7/1/2041	983,745
		Maryland—0.6%
925,000		Maryland State EDC, (Ports America Chesapeake, Inc.), Revenue Bonds (Series B), 5.75%, 6/1/2035	992,645
7,745,000	[3]	Maryland State Health & Higher Educational Facilities Authority, (Johns Hopkins Hospital), Revenue Bonds (Series 2015B), 1.372%, 5/5/2018	7,771,488
600,000		Westminster, MD, (Lutheran Village at Miller's Grant, Inc.), Revenue Bonds (Series 2014A), 6.00%, 7/1/2034	649,254
		TOTAL	9,413,387
		Massachusetts—1.2%
5,000,000		Massachusetts Development Finance Agency, (Partners Healthcare Systems), Revenue Bonds (Series 2016Q), 5.00%, 7/1/2041	5,693,250
3,195,000		Massachusetts HEFA, (Northeastern University), Revenue Bonds (Series 2010A), 5.00%, 10/1/2025	3,544,724
5,000,000		Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue Refunding Bonds (Series 2015C), 5.00%, 8/15/2037	5,841,700

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Massachusetts—continued
$2,720,000		Massachusetts Water Resources Authority, General Revenue Refunding Bonds (Series 2017C), 5.00%, 8/1/2030	$3,356,997
		TOTAL	18,436,671
		Michigan—1.5%
1,000,000		Great Lakes, MI Water Authority, Water Supply System Revenue Senior Lien Bonds (Series 2016C), 5.00%, 7/1/2023	1,172,100
2,150,000		Michigan State Department of Transportation, Grant Anticipation Refunding Bonds (Series 2016), 5.00%, 3/15/2027	2,670,278
2,500,000		Michigan State Finance Authority Revenue, (Detroit, MI Sewage Disposal State System), Local Government Loan Program, Revenue Refunding Second Lien Local Project Bonds (Series 2015C-1), 5.00%, 7/1/2035	2,755,450
1,150,000		Michigan State Finance Authority Revenue, (Detroit, MI Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-1), 5.00% (AGM INS), 7/1/2037	1,294,199
4,000,000		Michigan State Finance Authority Revenue, (Public Lighting Authority), Local Government Loan Program, Revenue Bonds (Series 2014B), 5.00%, 7/1/2039	4,365,640
5,000,000	[3]	Michigan State Hospital Finance Authority, (McLaren Health Care Corp.), Hospital Revenue Refunding Floating Rate Bonds (Series 2015 D-2), 1.588%, 10/15/2020	5,019,300
1,000,000		Michigan Strategic Fund, (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.25%, 10/15/2026	1,148,600
1,500,000		Saginaw, MI Hospital Finance Authority, (Covenant Medical Center, Inc.), Hospital Revenue Refunding Bonds (Series 2010H), 5.00%, 7/1/2030	1,616,895
2,700,000		Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.00%, 12/1/2037	2,948,886
		TOTAL	22,991,348
		Minnesota—0.5%
3,000,000		Minnesota State, UT GO State Trunk Highway Bonds (Series 2014B), 5.00%, 8/1/2021	3,449,400
3,000,000		Minnesota State, Various Purpose Revenue Refunding UT GO Bonds (Series 2013F), 5.00%, 10/1/2021	3,465,870
600,000		Western Minnesota Municipal Power Agency, MN, Power Supply Revenue Bonds (Series 2014A), 5.00%, 1/1/2040	674,772
		TOTAL	7,590,042
		Mississippi—0.5%
6,600,000		Lowndes County, MS Solid Waste Disposal, (Weyerhaeuser Co.), PCR Refunding Bonds (Project A), 6.80%, 4/1/2022	7,681,080
		Missouri—0.3%
2,500,000		Missouri State HEFA, (BJC Health System, MO), Health Facilities Revenue Bonds, 5.00%, 1/1/2044	2,768,275
1,250,000		St. Louis, MO Apartment Revenue, (St. Louis Lambert International Airport), Airport Revenue Refunding and Airport Revenue Bonds (Series 2017C), 5.00% (AGM INS), 7/1/2042	1,452,563
		TOTAL	4,220,838
		Nebraska—0.6%
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3)/(Series 2012), 5.00% (Goldman Sachs & Co. GTD), 9/1/2032	3,277,890
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3)/(Series 2012), 5.00% (Goldman Sachs & Co. GTD), 9/1/2042	3,233,880
2,000,000		Nebraska Public Power District, General Revenue Bonds (Series 20014A), 5.00%, 1/1/2037	2,238,020
1,000,000		Nebraska Public Power District, General Revenue Bonds (Series 20014A), 5.00%, 1/1/2038	1,116,320
		TOTAL	9,866,110
		Nevada—0.4%
3,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2014A-2), 5.00%, 7/1/2035	3,394,200
3,000,000		Nevada State, Capital Improvement & Cultural LT GO Bonds (Series 2013D-1), 5.00%, 3/1/2022	3,496,740
		TOTAL	6,890,940
		New Jersey—1.9%
1,315,000		New Jersey EDA, (New Jersey State), School Facilities Construction Bonds (Series 2015WW), 5.25%, 6/15/2040	1,392,217
2,000,000		New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00%, 6/15/2020	2,140,820
2,000,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Federal Highway Reimbursement Revenue Notes (Series 2016A), 5.00%, 6/15/2020	2,141,700
1,000,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation Program Bonds (Series 2012AA), 5.00%, 6/15/2022	1,087,590
3,000,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation System Bonds (Series 2010D), 5.00%, 12/15/2023	3,300,840
1,200,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation System Bonds (Series 2011A), 6.00%, 6/15/2035	1,306,788

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$3,705,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation System Bonds (Series 2011B), 5.00%, 6/15/2042	$3,800,404
3,000,000		New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017B), 5.00%, 1/1/2040	3,515,460
4,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2015E), 5.00%, 1/1/2034	4,588,480
500,000		Rutgers, The State University of New Jersey, GO Refunding Bonds (Series 2013J), 5.00%, 5/1/2021	568,345
3,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1), 4.625%, 6/1/2026	2,976,660
3,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1), 5.00%, 6/1/2041	2,863,560
		TOTAL	29,682,864
		New Mexico—0.2%
2,175,000		New Mexico State Hospital Equipment Loan Council, (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.00%, 8/1/2046	2,506,492
		New York—5.7%
2,000,000		Brooklyn Arena Local Development Corp., NY, PILOTs Revenue Bonds (Series 2009), 6.375% (United States Treasury PRF 1/15/2020@100), 7/15/2043	2,263,680
800,000		Brooklyn Arena Local Development Corp., NY, PILOTs Revenue Refunding Bonds (Series 2016A), 5.00%, 7/15/2042	898,624
2,000,000		Erie County, NY IDA, (Buffalo, NY City School District), School Facility Revenue Refunding Bonds (Series 2011B), 5.00%, 5/1/2020	2,212,220
2,555,000		Glen Cove, NY Local Economic Assistance Corp., (Garvies Point Public Improvement Project), Revenue Bonds (Series 2016A), 5.00%, 1/1/2056	2,585,507
1,080,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	1,242,000
1,620,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75% (United States Treasury PRF 2/15/2021@100), 2/15/2047	1,878,601
3,305,000		Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Revenue Bonds (Series 2013C), 5.00%, 11/15/2042	3,766,742
1,000,000		Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Transportation Revenue Bonds (Series 2014B), 5.25%, 11/15/2039	1,174,100
4,000,000		New York City, NY IDA, (Yankee Stadium LLC), CPI PILOTs Revenue Bonds (Series 2006), (FGIC INS), 2.695%, 3/1/2021	4,004,000
2,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer Second General Resolution Revenue Bonds (Fiscal 2015 Series FF), 5.00%, 6/15/2027	2,464,320
3,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Second General Resolution Revenue Bonds (Fiscal 2015 Series EE), 5.00%, 6/15/2036	3,514,170
1,160,000		New York City, NY TFA , Future Tax Secured Subordinate Revenue Bonds (Series 2017C), 5.00%, 11/1/2022	1,379,588
2,100,000		New York City, NY TFA, Future Tax Secured Subordinate Revenue Bonds (Series 2014A-1), 5.00%, 8/1/2036	2,451,372
1,000,000	[3]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-4), 1.37%, 8/1/2025	1,000,010
5,000,000		New York City, NY, UT GO Bonds (Series 2009E-1), 5.25%, 10/15/2017	5,046,400
2,500,000	[1,2]	New York Liberty Development Corp., (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.00%, 11/15/2044	2,707,500
2,500,000		New York Liberty Development Corp., (4 World Trade Center), Liberty Revenue Bonds (Series 2011), 5.75%, 11/15/2051	2,885,625
7,805,000		New York State Dormitory Authority State Personal Income Tax Revenue, General Purpose Revenue Refunding Bonds (Series 2012A), 5.00%, 12/15/2028	9,211,929
1,500,000		New York State Dormitory Authority, (Columbia University), Revenue Bonds (Series 2015B), 5.00%, 10/1/2021	1,736,250
1,250,000		New York State Thruway Authority, (New York State Thruway Authority), General Revenue Bonds (Series 2012I), 5.00%, 1/1/2037	1,406,612
9,020,000		New York State Thruway Authority, (New York State Thruway Authority), General Revenue Junior Indebtedness Obligations (Series 2013A), 5.00%, 5/1/2019	9,638,231
5,000,000		New York State Urban Development Corp., (New York State Personal Income Tax Revenue Bond Fund), State Personal Income Tax Revenue Bonds (Series 2017A), 5.00%, 3/15/2027	6,258,200
2,000,000		New York State, UT GO Bonds (Series 2011A), 5.00%, 2/15/2020	2,208,300
2,685,000		Rockland County, NY, Public Improvement LT GO Bonds (Series 2014C), 3.00% (AGM INS), 5/1/2018	2,723,583
7,000,000		Sales Tax Asset Receivable Corp., NY, (New York State) Sales Tax Asset Revenue Bonds (Fiscal 2015 Series A), 5.00%, 10/15/2020	7,869,820
3,650,000	[3]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bonds (Series 2016 4A), 1.522%, 12/1/2021	3,669,746
1,500,000		TSASC, Inc. NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 5.00%, 6/1/2024	1,726,035
		TOTAL	87,923,165
		North Carolina—0.7%
1,250,000		Charlotte, NC, (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2017A), 5.00%, 7/1/2042	1,473,613

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		North Carolina—continued
$5,000,000		Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), Health Care Revenue & Revenue Refunding Bonds (Series 2012A), 5.00%, 1/15/2043	$5,541,700
1,125,000		North Carolina Medical Care Commission, (Pennybyrn at Maryfield), Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2015), 5.00%, 10/1/2035	1,161,146
1,535,000		North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 2008C), 5.25% (United States Treasury PRF 1/1/2018@100), 1/1/2020	1,563,735
1,500,000		North Carolina Municipal Power Agency No. 1, Revenue Refunding Bonds (Series 2015A), 5.00%, 1/1/2031	1,763,100
		TOTAL	11,503,294
		Ohio—2.1%
2,750,000		American Municipal Power-Ohio, Inc., (American Municipal Power, Prairie State Energy Campus Project), Revenue Refunding Bonds (Series 2015A), 5.25%, 2/15/2033	3,099,002
3,680,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.50%, 6/1/2047	3,629,474
1,000,000		Hamilton County, OH, (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.00%, 1/1/2051	1,056,190
2,335,000		JobsOhio Beverage System, OH, Statewide Senior Lien Liquor Profits Tax-Exempt Revenue Bonds (Series 2013A), 5.00%, 1/1/2038	2,613,892
1,000,000		Lucas County, OH, (ProMedica Healthcare Obligated Group), Revenue Bonds (Series 2011A), 6.00%, 11/15/2041	1,156,890
2,060,000		Muskingum County, OH, (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.00%, 2/15/2027	2,221,854
1,125,000		Ohio State Hospital Revenue, (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.00%, 1/15/2041	1,256,299
3,000,000		Ohio State Hospital Revenue, (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.00%, 1/15/2046	3,331,500
3,500,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.00%, 2/15/2048	3,915,240
1,200,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.25%, 2/15/2030	1,420,356
5,000,000		Ohio State, Capital Facilities Lease-Appropriation Bonds (Series 2016A), 5.00%, 2/1/2028	6,051,550
400,000		Toledo-Lucas County, OH Port Authority, (CSX Corp.), Revenue Bonds, 6.45%, 12/15/2021	478,484
1,500,000		University of Cincinnati, OH, General Receipts Bonds (Series 2013C), 5.00%, 6/1/2039	1,728,780
		TOTAL	31,959,511
		Oklahoma—0.2%
1,000,000		Tulsa, OK Industrial Authority, (Montereau, Inc.), Senior Living Community Revenue Bonds (Series 2010A), 7.25% (United States Treasury PRF 5/1/2020@100), 11/1/2045	1,163,350
1,250,000		Tulsa, OK Industrial Authority, (Montereau, Inc.), Senior Living Community Revenue Refunding Bonds (Series 2017), 5.25%, 11/15/2037	1,381,913
		TOTAL	2,545,263
		Oregon—0.1%
700,000		Yamhill County, OR Hospital Authority, (Friendsview Retirement Community), Revenue Refunding Bonds (Series 2016A), 5.00%, 11/15/2031	748,776
100,000		Yamhill County, OR Hospital Authority, (Friendsview Retirement Community), Revenue Refunding Bonds (Series 2016A), 5.00%, 11/15/2036	105,937
		TOTAL	854,713
		Pennsylvania—2.8%
4,785,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2042	5,017,264
2,000,000	[3]	Berks County, PA Municipal Authority, (Reading Hospital & Medical Center) Variable Rate Revenue Bonds (Series 2012B), 2.32%, 7/1/2022	2,013,100
1,000,000		Chester County, PA IDA, (Collegium Charter School), Revenue Bonds (Series 2012A), 5.25%, 10/15/2032	1,023,670
1,355,000		Cumberland County, PA Municipal Authority, (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.00%, 1/1/2038	1,467,384
1,000,000		Cumberland County, PA Municipal Authority, (Dickinson College), Revenue Bonds (Series 2016), 5.00%, 5/1/2029	1,179,580
5,000,000		Delaware River Joint Toll Bridge Commission, Revenue Bonds (Series 2017), 5.00%, 7/1/2047	5,777,150
1,000,000		Northampton County, PA General Purpose Authority, (St. Luke's Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.25% (United States Treasury PRF 8/15/2018@100), 8/15/2024	1,044,350
2,500,000		Northampton County, PA General Purpose Authority, (St. Luke's Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.50% (United States Treasury PRF 8/15/2018@100), 8/15/2035	2,617,300
5,000,000		Pennsylvania State Higher Education Facilities Authority, (Thomas Jefferson University), Fixed Rate Revenue Bonds (Series 2015A), 5.00%, 9/1/2045	5,587,350
1,000,000		Pennsylvania State Turnpike Commission, Oil Franchise Tax Senior Revenue Refunding Bonds (Series 2016A), 5.00%, 12/1/2031	1,191,330
2,055,000		Pennsylvania State Turnpike Commission, Revenue Bonds (Series 2013C), 5.00%, 12/1/2043	2,300,449

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$2,000,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2015B), 5.00%, 12/1/2045	$2,241,220
2,140,000	[3]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B), 2.09%, 12/1/2020	2,157,719
495,000		Philadelphia Authority for Industrial Development, (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	495,549
4,250,000		Philadelphia Authority for Industrial Development, (Temple University), Revenue Bonds (Second Series 2016), 5.00%, 4/1/2031	4,925,878
1,110,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Temple University Health System Obligated Group), Hospital Revenue Bonds (Series 2012A), 5.625%, 7/1/2042	1,193,128
3,000,000		Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds (Series 2012), 5.00%, 11/1/2027	3,469,800
		TOTAL	43,702,221
		Puerto Rico—0.1%
1,500,000	[4,5]	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A), 7.00%, 7/1/2033	915,000
		South Dakota—0.1%
1,000,000		Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.00%, 6/1/2023	1,150,120
		Tennessee—0.7%
6,000,000		Rutherford County, TN Health and Educational Facilities Board, (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2012C), 5.00%, 11/15/2047	6,686,040
1,280,000		Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.25% (Goldman Sachs Group, Inc. GTD), 9/1/2023	1,488,461
2,000,000		Tennessee State School Board Authority, Higher Educational Facilities Second Program Bonds (Series 2013A), 5.00%, 11/1/2029	2,351,880
		TOTAL	10,526,381
		Texas—5.9%
1,700,000		Bexar County, HFDC, (Army Retirement Residence Foundation), Revenue Bonds (Series 2007), 5.00%, 7/1/2033	1,702,363
2,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.25% (United States Treasury PRF 1/1/2021@100), 1/1/2046	2,338,560
1,080,000		Clifton Higher Education Finance Corp., TX, (Idea Public Schools), 6.00%, 8/15/2033	1,244,840
500,000		Clifton Higher Education Finance Corp., TX, (Idea Public Schools), Education Revenue Bonds (Series 2012), 5.00%, 8/15/2042	524,935
3,000,000		Clifton Higher Education Finance Corp., TX, (Uplift Education), Revenue Bonds (Series 2015A), 5.00%, 12/1/2035	3,254,460
3,000,000		Corpus Christi, TX Utility System, Junior Lien Revenue Improvement Bonds (Series 2015A), 5.00%, 7/15/2040	3,399,120
1,000,000		Dallas, TX Waterworks & Sewer System, Revenue Refunding Bonds (Series 2013), 5.00%, 10/1/2031	1,164,690
5,000,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2035	5,545,900
750,000		Decatur, TX Hospital Authority, (Wise Regional Health System), Hospital Revenue Bonds (Series 2014A), 5.25%, 9/1/2044	793,785
5,000,000		Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), 5.25%, 10/1/2051	5,805,900
2,000,000		Harris County, TX Education Facilities Finance Corp., (Brazos Presbyterian Homes, Inc.), First Mortgage Revenue Bonds (Series 2016), 5.00%, 1/1/2048	2,078,180
5,000,000	[3]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A), 1.72%, 5/1/2020	4,999,050
2,000,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2014D), 5.00%, 11/15/2044	2,278,300
265,000		Houston, TX Higher Education Finance Corp., (Cosmos Foundation, Inc.), Education Revenue Bonds (Series 2011A), 6.875% (United States Treasury PRF 5/15/2021@100), 5/15/2041	320,761
1,650,000		Leander, TX ISD, UT GO Refunding Bonds (Series 2013A), 5.00% , (PSFG GTD), 8/15/2031	1,924,115
315,000		Leander, TX ISD, UT GO Refunding Bonds (Series 2013A), 5.00% , (United States Treasury PRF 8/15/2023@100), 8/15/2031	380,199
325,000		New Hope Cultural Education Facilities Finance Corp., (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), 5.00%, 11/15/2036	338,208
900,000		New Hope Cultural Education Facilities Finance Corp., (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), 5.00%, 11/15/2046	928,278
650,000		New Hope Cultural Education Facilities Finance Corporation, (MRC Langford), Retirement Facility Revenue Bonds (Series 2016A), 5.50%, 11/15/2046	618,670
915,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2015B), 5.00%, 1/1/2045	1,027,444
1,665,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00%, 1/1/2038	1,793,105
1,500,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2016A), 5.00%, 1/1/2030	1,774,260
3,000,000		North Texas Tollway Authority, System Second Tier Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2031	3,455,460
835,000		Red River, TX HFDC, (MRC The Crossings), Retirement Facility Revenue Bonds (Series 2014A), 7.50%, 11/15/2034	945,370
3,000,000		San Antonio, TX Electric & Gas System, Revenue Bonds (New Series 2015), 5.00%, 2/1/2032	3,543,420
750,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (New Series 2015), 5.00%, 2/1/2027	922,650

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$5,000,000	[3]	San Antonio, TX Water System, Variable Rate Junior Lien Revenue & Refunding Bonds (Series 2014B), 1.22%, 11/1/2017	$5,001,000
2,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Buckner Senior Living-Ventana Project), Tax-Exempt Mandatory Paydown Securities 80 (Series 2017B-1), 5.625%, 11/15/2024	2,547,250
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Querencia at Barton Creek), Retirement Facility Revenue Bonds (Series 2015), 5.00%, 11/15/2040	1,045,560
5,000,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue Bonds (Series 2008D), 6.25% (Bank of America Corp. GTD), 12/15/2026	6,072,500
2,965,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), 5.25% (Bank of America Corp. GTD), 12/15/2026	3,533,124
1,305,000		Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.30% (GNMA COL), 7/1/2034	1,337,873
4,000,000		Texas State Public Finance Authority, (Texas State), GO Refunding Bonds (Series 2014A), 5.00%, 10/1/2020	4,485,440
2,500,000		Texas State Public Finance Authority, (Texas State), GO Refunding Bonds (Series 2014A), 5.00%, 10/1/2021	2,888,225
3,870,000		Texas State Transportation Commission, (Central Texas Turnpike System), First Tier Revenue Refunding Bonds (Series 2012-A), 5.00%, 8/15/2041	4,321,474
5,000,000		Texas State Transportation Commission, (Texas State), GO Mobility Fund Refunding Bonds (Series 2017A), 5.00%, 10/1/2030	6,165,150
		TOTAL	90,499,619
		Washington—1.6%
750,000		Central Puget Sound, WA Regional Transit Authority Sales Tax and Motor Vehicle Excise Tax Revenue Bonds (Series 2016 S-1), 5.00%, 11/1/2024	924,728
2,750,000		Central Puget Sound, WA Regional Transit Authority Sales Tax Improvement & Refunding Bonds (Series 2015S-1)/(Green Bonds), 5.00%, 11/1/2029	3,321,395
4,000,000		Port of Seattle, WA, LT GO Refunding Bonds (Series 2013A), 5.00%, 11/1/2021	4,644,120
3,650,000		Port of Tacoma, WA, LT GO Bonds (Series 2008A), 5.00% (United States Treasury PRF 6/1/2018@100), 12/1/2030	3,774,063
615,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.25%, 6/1/2031	663,413
1,500,000	[1,2]	Washington State Housing Finance Commission, (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.00%, 1/1/2031	1,591,290
1,755,000	[1,2]	Washington State Housing Finance Commission, (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.00%, 1/1/2036	1,843,698
2,000,000	[1,2]	Washington State Housing Finance Commission, (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), 7.375%, 1/1/2044	2,280,820
4,950,000		Washington State, Motor Vehicle Fuel Tax UT GO Refunding Bonds (Series R-2015D), 5.00%, 7/1/2019	5,329,813
		TOTAL	24,373,340
		West Virginia—0.4%
5,000,000		West Virginia State Commissioner of Highways, SO Bonds (Series 2016A), 5.00%, 9/1/2020	5,566,400
		Wisconsin—0.5%
2,450,000		Wisconsin HEFA, (Hospital Sisters Services, Inc.), Revenue Refunding Bonds (Series 2014A), 5.00%, 11/15/2029	2,841,363
4,235,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Wisconsin State), 5.75% (Series 2009A)/(United States Treasury PRF 5/1/2019@100), 5/1/2033	4,587,182
430,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Wisconsin State), 5.75% (Series 2009A)/(United States Treasury PRF 5/1/2019@100), 5/1/2033	465,759
		TOTAL	7,894,304
		Wyoming—0.1%
1,250,000		Laramie County, WY, (Cheyenne Regional Medical Center), Hospital Revenue Bonds (Series 2012), 5.00%, 5/1/2037	1,359,750
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $740,585,037)	772,930,191
		SHORT-TERM MUNICIPALS—2.9%[6]
		Alabama—0.3%
3,600,000		Columbia, AL IDB PCRBs, (Series 2014-B) Daily VRDNs (Alabama Power Co.), 0.84%, 8/1/2017	3,600,000
400,000		Wilsonville, AL IDB, (Series D) (Gaston Plant) Daily VRDNs (Alabama Power Co.), 0.75%, 8/1/2017	400,000
		TOTAL	4,000,000
		Florida—0.1%
2,000,000		Manatee County, FL, PCR Refunding Bonds (Series 1994) Daily VRDNs (Florida Power & Light Co.), 0.75%, 8/1/2017	2,000,000

Shares or Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[6]
	Michigan—0.2%
$700,000	Michigan State Strategic Fund Daily VRDNs (Henry Ford Museum & Greenfield Village)/(Comerica Bank LOC), 0.75%, 8/1/2017	$700,000
2,800,000	Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.74%, 8/1/2017	2,800,000
	TOTAL	3,500,000
	New York—1.3%
500,000	New York City, NY Municipal Water Finance Authority, (Senior Revenue Bonds) (Fiscal 2008 Series B-3) Daily VRDNs (Bank of America N.A. LIQ), 0.72%, 8/1/2017	500,000
300,000	New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.79%, 8/1/2017	300,000
800,000	New York City, NY Municipal Water Finance Authority, Fiscal 2011 (Subseries FF-1) Daily VRDNs, (Bank of America N.A. LIQ), 0.72%, 8/1/2017	800,000
2,800,000	New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-1) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.78%, 8/1/2017	2,800,000
550,000	New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 0.78%, 8/1/2017	550,000
200,000	New York City, NY, (Fiscal 2006 Series H-2) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.76%, 8/1/2017	200,000
3,500,000	New York City, NY, (Fiscal 2008 Subseries J-6) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 0.80%, 8/1/2017	3,500,000
800,000	New York City, NY, (Fiscal 2008 Subseries L-5) Daily VRDNs, (Bank of America N.A. LIQ), 0.72%, 8/1/2017	800,000
6,900,000	New York City, NY, (Subseries A-2) Daily VRDNs, (Mizuho Bank Ltd. LOC), 0.79%, 8/1/2017	6,900,000
3,500,000	New York City, NY, Fiscal 2013 (Subseries A-3) Daily VRDNs (Mizuho Bank Ltd. LOC), 0.79%, 8/1/2017	3,500,000
300,000	New York State HFA, (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.77%, 8/1/2017	300,000
500,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2002F) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 0.78%, 8/1/2017	500,000
	TOTAL	20,650,000
	Ohio—0.4%
950,000	Allen County, OH, (Series 2010C) Daily VRDNs (Mercy Health), (MUFG Union Bank, N.A. LOC), 0.72%, 8/1/2017	950,000
4,500,000	Ohio State Higher Educational Facility Commission, (Series 2008 B-4) Daily VRDNs (Cleveland Clinic), (Barclays Bank PLC LIQ), 0.73%, 8/1/2017	4,500,000
	TOTAL	5,450,000
	Pennsylvania—0.0%
600,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-A) Daily VRDNs (Children's Hospital of Philadelphia), (Wells Fargo Bank, N.A. LIQ), 0.72%, 8/1/2017	600,000
	Texas—0.5%
200,000	Harris County, TX Education Facilities Finance Corp., (Series 2008C-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.75%, 8/1/2017	200,000
100,000	Harris County, TX HFDC, (Subseries 2008A-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.75%, 8/1/2017	100,000
300,000	Harris County, TX IDC, (Series 1984-B) Daily VRDNs (Exxon Mobil Corp.), 0.71%, 8/1/2017	300,000
6,400,000	Port Arthur Navigation District, TX IDC, (Series 2005) Daily VRDNs (Air Products LP), (Air Products & Chemicals, Inc. GTD), 0.74%, 8/1/2017	6,400,000
	TOTAL	7,000,000
	Washington—0.1%
800,000	Washington State Health Care Facilities Authority, (Series 2007D) Daily VRDNs (Multicare Health System), (Barclays Bank PLC LOC), 0.74%, 8/1/2017	800,000
	TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $44,000,000)	44,000,000
	TOTAL INVESTMENTS—99.3% (IDENTIFIED COST $1,417,847,415)[7]	1,528,144,741
	OTHER ASSETS AND LIABILITIES - NET—0.7%[8]	11,024,842
	TOTAL NET ASSETS—100%	$1,539,169,583
The average notional value of short futures contracts held by the Fund throughout the period was $10,608,711. This is based on amounts held as of each month-end throughout the nine-month fiscal period. At July 31, 2017, the Fund had no outstanding futures contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $23,293 and $2,763, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period. At July 31, 2017, the Fund had no outstanding foreign exchange contracts.

At July 31, 2017, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2017, these restricted securities amounted to $15,177,599, which represented 1.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2017, these liquid restricted securities amounted to $15,177,599, which represented 1.0% of total net assets.
3	Floating rate note with current rate and current maturity or tender date shown.
4	Non-income-producing security.
5	Security in default.
6	Current rate and next reset date shown for Variable Rate Demand Notes.
7	At July 31, 2017, the cost of investments for federal tax purposes was $1,417,574,952. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities was $110,569,789. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $122,420,785 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,850,996.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including, but not limited to, industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$603,794,361	$—	$—	$603,794,361
International	107,420,189	—	—	107,420,189
Debt Securities:
Municipal Bonds	—	772,930,191	—	772,930,191
Short-Term Municipals	—	44,000,000	—	44,000,000
TOTAL SECURITIES	$711,214,550	$816,930,191	$—	$1,528,144,741

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
AGM	—Assured Guaranty Municipal Corp.
CDA	—Community Development Authority
COL	—Collateralized
COPs	—Certificates of Participation
CPI	—Consumer Price Index
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDFA	—Economic Development Finance Authority
FGIC	—Financial Guaranty Insurance Company
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PILOTs	—Payment in Lieu of Taxes
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
RACs	—Revenue Anticipation Certificates
SIFMA	—Securities Industry and Financial Markets Association
SO	—Special Obligation
SP ADR	—Sponsored American Depository Receipt
TELA	—Toll Equity Loan Agreement
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 25, 2017